Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Deferred income tax assets after set off	$ 199	$ 196
Deferred income tax liabilities after set off	(98)	(82)
Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	201	155	$ 137
Changes through profit and loss	26	49	16
Changes through OCI	2
Reclassified from Held for Sale	5
Reclassified as Held for Sale		(5)
Translation difference	(9)	2	2
Carrying value, ending balance	225	201	155
Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(87)	(104)	(95)
Changes through profit and loss	(12)	3	(8)
Addition through business combination	(9)
Changes through OCI	(2)	2	(1)
Reclassified from Held for Sale	(13)
Reclassified as Held for Sale		13
Translation difference	(1)	(1)
Carrying value, ending balance	(124)	(87)	(104)
Property, plant and equipment [member] | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	33	21	27
Changes through profit and loss	7	12	(6)
Translation difference	(2)
Carrying value, ending balance	38	33	21
Accrued compensation to employees | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	2	9	10
Changes through profit and loss	2	(8)
Translation difference		1	(1)
Carrying value, ending balance	4	2	9
Trade Receivables | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	22	21	13
Changes through profit and loss	5	1	8
Translation difference	(1)
Carrying value, ending balance	26	22	21
Compensated absences | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	56	58	59
Changes through profit and loss	4		(3)
Translation difference	(3)	(2)	2
Carrying value, ending balance	57	56	58
Post sales client support | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	15	15	12
Changes through profit and loss	1		3
Translation difference	(1)
Carrying value, ending balance	15	15	15
Derivative financial instruments | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	2
Changes through profit and loss	(2)	2
Changes through OCI	1
Carrying value, ending balance	1	2
Derivative financial instruments | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance		(11)
Changes through profit and loss	(14)	11	(11)
Changes through OCI	(2)
Carrying value, ending balance	(16)		(11)
Credits related to branch profits | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	52
Changes through profit and loss	(3)	53
Translation difference		(1)
Carrying value, ending balance	49	52
Others | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	18	22	7
Changes through profit and loss	11	(2)	14
Changes through OCI	1
Reclassified from Held for Sale	5
Reclassified as Held for Sale		(5)
Translation difference	(2)	3	1
Carrying value, ending balance	33	18	22
Others | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(4)	(11)	(6)
Changes through profit and loss	(6)	4	(3)
Addition through business combination	(1)
Changes through OCI		2	(1)
Reclassified from Held for Sale	(1)
Translation difference	1	1	(1)
Carrying value, ending balance	(11)	(4)	(11)
Branch profit tax | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(77)	(50)	(51)
Changes through profit and loss	(1)	(25)
Translation difference		(2)	1
Carrying value, ending balance	(78)	(77)	(50)
Computer software | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance		6	8
Changes through profit and loss		(6)	(2)
Carrying value, ending balance			6
Intangible assets | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	1	3	1
Changes through profit and loss	1	(3)	2
Translation difference		1
Carrying value, ending balance	2	1	3
Intangible assets | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(6)	(32)	(38)
Changes through profit and loss	9	13	6
Addition through business combination	(8)
Reclassified from Held for Sale	(12)
Reclassified as Held for Sale		13
Translation difference	(2)
Carrying value, ending balance	$ (19)	$ (6)	$ (32)